Acquisition of Non-Controlling Interest	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Acquisition of Non-Controlling Interest
8.  ACQUISITION OF
NON-CONTROLLING
INTEREST
On August 29, 2025, the Company acquired the
non-controlling
35% interest in a consolidated subsidiary, increasing the Company’s interest to 100%. The total purchase price was $143 million, of which $122 million was paid in 2025. The remaining $21 million is expected to be paid during the first quarter of 2026. The acquisition was accounted for as an equity transaction, and resulted in a reduction to the Company’s non-controlling
interest of $99 million and contributed surplus of $44 million.